SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 10. SUBSEQUENT EVENTS	Management has evaluated subsequent events through the date the financial statements were issued. Based on our evaluation, no events have occurred which require adjustment or disclosure.